Investments in Real Estate (Details Narrative) - Waydell 32-38 LLC [Member] - USD ($)			9 Months Ended
	Aug. 13, 2015	Jun. 25, 2015	Sep. 30, 2015
Percentage of ownership interest	100.00%
Number of shares issued through acquisition	300,000
Number of shares issued through acquisition, value	$ 150,000
Real Property in Newark New Jersey [Member]
Purchase price of property		$ 150,000
Payments for investments in real estate			$ 8,825
Investments in real estate			$ 158,825